Consolidated Balance Sheets (OneMain Holdings, Inc) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	9,714,186	2,887,428
Common Stock, Shares, Outstanding	9,714,186	2,887,428
Variable Interest Entity, Primary Beneficiary [Member]
Long-term debt	$ 8,200	$ 11,700
OneMain Holdings, Inc. [Member]
Personal loans	13,577	13,295
SpringCastle Portfolio	0	1,703
Allowance for finance receivable losses	689	592
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	153	793
Restricted cash	568	676
Long-term debt	13,959	17,300
Other liabilities (includes other liabilities of consolidated VIEs of $12 million in 2016 and $15 million in 2015)	$ 332	$ 384
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	134,867,868	134,494,172
Common Stock, Shares, Outstanding	134,867,868	134,494,172
OneMain Holdings, Inc. [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Allowance for finance receivable losses	$ 501	$ 431
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)		435
Restricted cash	552	663
Long-term debt	8,200	11,700
Other liabilities (includes other liabilities of consolidated VIEs of $12 million in 2016 and $15 million in 2015)	12	15
OneMain Holdings, Inc. [Member] | Consumer Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Personal loans	$ 9,500	11,400
OneMain Holdings, Inc. [Member] | Spring Castle Portfolio [Member] | Variable Interest Entity, Primary Beneficiary [Member]
SpringCastle Portfolio		$ 1,700